SCHEDULE OF SUPPLEMENTAL BALANCE SHEET RELATED TO LEASES (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets		$ 4,839
Operating lease liability		962
Operating lease liability, net of current portion		5,055
Total operating lease liabilities		$ 6,017